Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Common Stock [Member]
Statement [Line Items]
Balance	$ 250	$ 250	$ 250	$ 250
Balance, shares	24,999,842	24,999,842	24,999,842	24,999,842
Stock-based compensation
Acquisition of subsidiaries
Debt forgiven by major shareholder
Net loss
Foreign currency translation
Disposal of subsidiary
Balance	$ 250	$ 250	$ 250	$ 250
Balance, shares	24,999,842	24,999,842	24,999,842	24,999,842
Additional Paid-in Capital [Member]
Statement [Line Items]
Balance	$ 14,458,583	$ 14,087,043	$ 14,087,043	$ 11,116,015
Stock-based compensation	92,885	92,885	371,540	371,540
Acquisition of subsidiaries				(4,313,025)
Debt forgiven by major shareholder				6,912,513
Net loss
Foreign currency translation
Disposal of subsidiary
Balance	14,551,468	14,179,928	14,458,583	14,087,043
Statutory Reserves [Member]
Statement [Line Items]
Balance	151,988	151,988	151,988	151,988
Stock-based compensation
Acquisition of subsidiaries
Debt forgiven by major shareholder
Net loss
Foreign currency translation
Disposal of subsidiary
Balance	151,988	151,988	151,988	151,988
Retained Earnings [Member]
Statement [Line Items]
Balance	(15,249,858)	(8,880,613)	(8,880,613)	(4,964,711)
Stock-based compensation
Acquisition of subsidiaries				(3,648,666)
Debt forgiven by major shareholder
Net loss	(529,784)	(752,081)	(6,369,245)	(267,236)
Foreign currency translation
Disposal of subsidiary	120,160
Balance	(15,659,482)	(9,632,694)	(15,249,858)	(8,880,613)
AOCI Attributable to Parent [Member]
Statement [Line Items]
Balance	172,849	710,823	710,823	588,540
Stock-based compensation
Acquisition of subsidiaries
Debt forgiven by major shareholder
Net loss
Foreign currency translation	24,542	31,864	(537,974)	122,283
Disposal of subsidiary
Balance	197,391	742,687	172,849	710,823
Balance	(466,188)	6,069,491	6,069,491	6,892,082
Stock-based compensation	92,885	92,885	371,540	371,540
Acquisition of subsidiaries				(7,961,691)
Debt forgiven by major shareholder				6,912,513
Net loss	(529,784)	(752,081)	(6,369,245)	(267,236)
Foreign currency translation	24,542	31,864	(537,974)	122,283
Disposal of subsidiary	120,160
Balance	$ (758,385)	$ 5,442,159	$ (466,188)	$ 6,069,491